(Columbia Multi-Advisor International Equity Fund ABCIRR4W) | (Columbia Multi-Advisor International Equity Fund)
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Columbia Funds. More information about these and other discounts is available from your financial advisor, in the Choosing a Share Class section beginning on page 21 of this prospectus and in Appendix C to the Statement of Additional Information under Sales Charge Waivers beginning on page C-1.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Columbia Multi-Advisor International Equity Fund ABCIRR4W) (Columbia Multi-Advisor International Equity Fund)	Class A Shares		Class B Shares		Class C Shares		Class I Shares	Class R Shares	Class R4 Shares	Class W Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	[1]	5.00%	[2]	1.00%	[3]
[1]	Contingent deferred sales charges (CDSC) on certain investments of between $1 million and $50 million redeemed within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months of purchase, with certain limited exceptions.
[2]	This charge decreases over time.
[3]	This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Multi-Advisor International Equity Fund ABCIRR4W) (Columbia Multi-Advisor International Equity Fund)		Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R Shares	Class R4 Shares	Class W Shares
Management fees	[1]	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and/or service (Rule 12b-1) fees		0.25%	1.00%	1.00%	none	0.50%	none	0.25%
Other expenses	[2]	0.25%	0.25%	0.25%	0.06%	0.25%	0.36%	0.25%
Total annual Fund operating expenses		1.33%	2.08%	2.08%	0.89%	1.58%	1.19%	1.33%
Fee waivers and/or reimbursements	[3]	(0.01%)	(0.01%)	(0.01%)	none	(0.01%)	none	(0.01%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		1.32%	2.07%	2.07%	0.89%	1.57%	1.19%	1.32%
[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees or reimburse expenses, through June 30, 2012, so that the Fund's ordinary operating expenses (excluding certain expenses, such as transaction costs and brokerage commissions, interest, taxes, acquired fund fees and expenses, and extraordinary expenses), after giving effect to any balance credits or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.32%, 2.07%, 2.07%, 0.94%, 1.57%, 1.24% and 1.32% of the Fund's average daily net assets attributable to Class A, Class B, Class C, Class I, Class R, Class R4 and Class W shares, respectively. This expense arrangement is made pursuant to a fee waiver and expense cap agreement that may be modified or amended only with approval from all parties to such arrangements, including the Fund and the Adviser.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in Class A, Class B, Class C, Class I, Class R, Class R4 or Class W shares of the Fund for the periods indicated,

  your investment has a 5% return each year, and

  the Fund's total annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on June 30, 2012, they are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

Expense Example (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund ABCIRR4W) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	702	971	1,261	2,084
Class B Shares	710	951	1,318	2,218
Class C Shares	310	651	1,118	2,410
Class I Shares	91	284	493	1,096
Class R Shares	160	498	859	1,877
Class R4 Shares	121	378	654	1,443
Class W Shares	134	420	728	1,601

Expense Example, No Redemption (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund ABCIRR4W) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	210	651	1,118	2,218
Class C Shares	210	651	1,118	2,410

Remember this is an example only. Your actual costs may be higher or lower.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including common stock and preferred stock) of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in companies that are believed to have the potential for growth or to be undervalued.

The Fund may also invest in derivatives, including futures, forward foreign currency contracts, other types of forwards, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure.

The Fund may invest in companies involved in initial public offerings, tender offers, mergers and other corporate restructurings.

Columbia Management Investment Advisers, LLC (the Adviser) serves as the investment manager to the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (a sleeve) and selecting one or more subadvisers with regional or global investment expertise to manage other sleeves independently of each other and the Adviser. The Adviser may change the target allocations of the sleeves among the Adviser and the subadvisers from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Adviser monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically. The Adviser is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund.

The Fund's subadvisers are Threadneedle International Limited (Threadneedle) and Marsico Capital Management, LLC (Marsico). The subadvisers and the Adviser use their own methodology for selecting investments.

The Adviser

The Adviser invests a portion of its sleeve primarily in companies located in emerging markets and a portion of its sleeve primarily in companies located in Asia and the Pacific Basin, including Australia, New Zealand and India and other countries within this region.

The Adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve. The Adviser considers, among other factors:

  various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value;

  potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macro-economic factors;

  the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock appreciation; and

  overall economic and market conditions.

The Adviser may sell a security when the security's price reaches a target set by the Adviser; if the Adviser believes that there is deterioration in the issuer's financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Adviser also seeks to manage the Fund's overall risk exposure by maintaining the industry, geographic and market capitalization exposure for the Fund within targeted ranges through the allocation to sleeves or the use of derivatives.

The Fund may invest in forward foreign currency contracts with a gross notional value up to 100% of the Fund's net assets. The Fund does not actually take ownership of foreign currencies or sell actual foreign currencies. Rather, through forward currency contracts, the Fund gains economic exposure comparable to the exposure that it would have if it had bought or sold the currencies directly. A forward contract requires the purchase or delivery of a foreign currency at some future date.

In investing in forward contracts, the Adviser utilizes a quantitative, proprietary model that uses various fundamental and technical factors, including current and historical data, to rank the anticipated value of several developed countries' currencies relative to the U.S. dollar. The Adviser will enter into long forward currency contracts for a limited number of the currencies that rank higher in the model, and the Fund will experience profits (losses) to the extent the value of the currency appreciates (depreciates) relative to the U.S. dollar. Conversely, the Adviser will enter into short forward currency contracts for a limited number of the currencies that rank lower in the model, and the Fund will experience profits (losses) to the extent the value of the currency depreciates (appreciates) relative to the U.S. dollar. The Adviser runs the model regularly and generally seeks to maintain long and short forward currency contracts under this model-driven strategy with approximately equal gross notional values.

Threadneedle

Threadneedle, an affiliate of the Adviser, will primarily invest its sleeve in equity securities of European companies that are believed to offer growth potential. For these purposes, Threadneedle considers a company to be located in Europe if it is organized under the laws of a European country and has a principal office in a European country, if it derives at least 50% of its total revenue from businesses in Europe, or if its equity securities are traded principally on a stock exchange in Europe. Although Threadneedle's sleeve emphasizes investments in developed countries, it may also invest in securities of companies located in developing or emerging markets.

Threadneedle constructs its sleeve by selecting what it considers to be the best stocks in each sector and region. When considering a stock for inclusion in the sleeve, Threadneedle conducts fundamental analysis, and will consider inclusion based on the market and thematic ideas. Because Threadneedle is not tied to any one valuation methodology, or screen, or factor, it may pick a diverse range of stocks for the sleeve. In determining whether to add a security to the sleeve, Threadneedle measures the stocks it analyzes against a number of qualitative and quantitative criteria. Generally, Threadneedle is looking for:

  a strong management team that has the potential to deliver significant growth;

  a robust business model for generating profit and a sustainable franchise;

  a sound financial model, with visible growth and returns, a strong balance sheet and cash flow;

  upside in a company's valuation; or

  the potential for improvement in any of these factors.

A number of factors may prompt Threadneedle to sell securities. A sale may result from a change in the composition of a relevant benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Marsico

Marsico will invest its sleeve primarily in companies of any size throughout the world that are selected for their long-term growth potential.

The core investments of this portion of the Fund generally may include established companies and securities that are expected to offer long-term growth potential. However, the portfolio also may include securities of less mature companies, securities with more aggressive growth characteristics, and securities of companies undergoing significant positive developments, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

Marsico combines "top-down" macro-economic analysis with "bottom-up" stock selection. As part of its "top-down" investment approach, Marsico generally considers certain macro-economic factors to formulate the backdrop for security selection. These factors may include, without limitation, interest rates, currency movements, inflation, monetary policy, demographics, the regulatory environment, and the global competitive landscape. Marsico may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends. As a result of this "top-down" analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities that are expected to offer earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; current income and other indications that a company or security may be an attractive investment prospect. This process is called "bottom-up" stock selection.

Marsico may reduce or sell the Fund's investments in portfolio securities if, in the opinion of Marsico, a security's fundamentals change substantially, its price appreciation leads to substantial overvaluation in relation to Marsico's estimates of future earnings and cash flow growth, the company appears unlikely to realize its growth potential, more attractive investment opportunities appear elsewhere or for other reasons.

Principal Risks

  Investment Strategy Risk -- The Adviser uses the principal investment strategies and other investment strategies to seek to achieve the Fund's investment objective. There is no assurance that the Fund will achieve its investment objective. Investment decisions made by the Adviser in using these strategies may not produce the returns expected by the Adviser, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

  Market Risk -- Market risk refers to the possibility that the market values of securities that the Fund holds will fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

  Growth Securities Risk -- Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Value Securities Risk -- Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Adviser's future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

  Foreign Securities Risk -- Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

  Emerging Market Securities Risk -- Securities issued by foreign governments or companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

  Currency Risk -- Securities denominated in different currencies are subject to the risk that, for example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the U.S. dollar value of any securities held by the Fund denominated in that currency.

  Derivatives Risk -- Derivatives are financial contracts whose values are, for example, based on (or "derived" from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor's (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the Fund's potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund's potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund's derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. For more information on the risks of derivative investments and strategies, see the Statement of Additional Information.

  Derivatives Risk - Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts, whereby the Fund may buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts, however, may fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for risk management (hedging) or investment purposes. The inability of the Fund to precisely match forward contract amounts and the value of securities involved may reduce the effectiveness of the Fund's hedging strategy. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase in the value of the currency. When entering into forward foreign currency contracts for investment purposes, unanticipated changes in the currency markets could result in reduced performance for the Fund. The Fund may designate cash or securities in an amount equal to the value of the Fund's forward foreign currency contracts which may limit the Fund's investment flexibility. If the value of the designated securities declines, additional cash or securities will be so designated. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been movement in forward contract prices. When the Fund converts its foreign currencies into U.S. dollars it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.

  Geographic Concentration Risk -- The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting companies and countries within the specific geographic regions in which the Fund invests. The Fund may be more volatile than a more geographically diversified fund.

  Pacific/Asia Regional Risk - The Pacific/Asia region consists of countries in the Pacific Basin, including Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, Philippines, Singapore, Taiwan and Thailand, among other countries within this region, and the Fund's investments in the region are thus particularly susceptible to risks in the region. Events in any one country within the region may impact other countries in the region or the Pacific/Asia region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility and losses. Countries within this region can be significantly affected by currency fluctuations and rapid changes in inflation and interest rates. Markets in the Pacific/Asia region can experience significant volatility due to social, regulatory and political uncertainties. In addition, changes in governmental policies in the region could significantly affect local markets in the region. Continued growth of economies and securities markets in the Pacific/Asia region will require sustained economic and fiscal discipline, as well as continued commitment to governmental reforms. Development also may be influenced by international economic conditions, particularly those in the United States and Japan, and by world demand for goods produced in countries in the Pacific/Asia region.

  Quantitative Model Risk -- The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the Adviser's or a sub-adviser's quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of the Adviser or a sub-adviser to use such analyses or models effectively, which in turn could adversely affect the Fund's performance. There can be no assurance that these methodologies will help the Fund to achieve its objective.

  Special Situations Risk -- Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

  Smaller Company Securities Risk -- Securities of small- or mid-capitalization companies ("smaller companies") can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but may also have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than large-capitalization companies ("larger companies") to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

  Multi-Adviser Risk -- The Fund has multiple subadvisers. Each subadviser makes investment decisions independently from the other subadviser(s). It is possible that the security selection process of one subadviser will not complement or may even contradict that of the other subadviser(s), including makings off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund's performance.

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The returns shown for Class R shares include the returns of the Fund's Class A shares for periods prior to January 23, 2006, the date Class R shares were initially offered by the Fund. The returns shown do not reflect any differences in expenses. If differences in expenses had been reflected, the returns shown for Class R shares for periods prior to January 23, 2006 would be lower. Prior to July 8, 2009, the Adviser sleeve, representing approximately one-half of the Fund's assets, was managed by a former subadviser. The performance figures do not reflect the Adviser's day-to-day management of the Adviser sleeve prior to that date.

The returns shown for Class I shares and Class W shares include the returns of the Fund's Class Z shares, which are not offered in this prospectus, and the Fund's Class A shares (without applicable sales charges), respectively, for periods prior to September 27, 2010, when Class I shares and Class W shares commenced operations. Class R4 shares commenced operations on March 7, 2011; therefore, calendar year performance for this share class is not yet available. The average annual total return table includes the returns of Class A shares without deduction of applicable sales charges. Class I shares would have annual returns substantially similar to those of Class Z shares, and Class W shares and Class R4 shares would have annual returns substantially similar to those of Class A shares (without applicable sales charges), because each of the Fund's share classes is invested in the same portfolio of securities, and its returns would differ only to the extent that its expenses differ. The returns shown have not been adjusted to reflect any differences in expenses between Class I shares and Class Z shares, or between Class R4 shares or Class W shares and Class A shares, respectively. The Fund's past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

More recent performance information is available on the Columbia Funds' website at www.columbiamanagement.com or by calling 800.345.6611.

The bar chart below shows you how the performance of the Fund's Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

Year by Year Total Return (%) as of December 31 Each Year	[1]

Best and Worst Quarterly Returns During this Period

Best:   2nd quarter 2009:    25.94%
Worst:  4th quarter 2008:   -24.41%

Average Annual Total Return as of December 31, 2010

The table compares the Fund's returns for each period with those of the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (Net), a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in 22 developed-market countries excluding the U.S. and Canada.

Average Annual Total Returns (Columbia Multi-Advisor International Equity Fund) (Columbia Multi-Advisor International Equity Fund ABCIRR4W)	1 Year	5 Years	10 Years
Class A Shares	2.43%	0.31%	2.18%
Class A Shares returns after taxes on distributions	2.39%	(0.80%)	1.58%
Class A Shares returns after taxes on distributions and sale of Fund shares	2.17%	0.10%	1.81%
Class A Shares returns before taxes (without sales charges)	8.70%	1.50%	2.79%
Class B Shares	2.95%	0.44%	1.94%
Class C Shares	6.95%	0.74%	2.08%
Class I Shares	9.08%	1.78%	2.96%
Class R Shares	8.49%	1.25%	2.66%
Class W Shares	8.70%	1.50%	2.79%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)	7.75%	2.46%	3.50%

The after-tax returns shown in the table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown only for Class A shares, and will vary for other share classes.

[1]	Year-to-date return as of March 31, 2011: 2.50%